Short-Term Debt	3 Months Ended
Mar. 31, 2026
Short-Term Debt [Abstract]
Short-Term Debt
Note 8: Short-Term Debt
Liquidity needs for capital investment, working capital and other financial commitments are generally funded through cash flows from operations, public and private debt offerings, issuances of commercial paper and equity and, if and to the extent necessary, borrowings under the AWCC revolving credit facility. AWCC maintains an unsecured revolving credit facility which provides $2.75 billion in aggregate total commitments from a diversified group of financial institutions. The termination date of the credit agreement with respect to AWCC’s revolving credit facility is October 26, 2029. The revolving credit facility is used principally to support AWCC’s commercial paper program, to provide additional liquidity support and to provide a sub-limit
for the issuance of up to $150 million in letters of credit. Subject to satisfying certain conditions, the credit agreement permits AWCC to increase the maximum commitment under the facility by up to an aggregate of $500 million.
Short-term debt consists of commercial paper borrowings totaling $1,367 million and $1,590 million as of March 31, 2026, and December 31, 2025, respectively, or net of discount $1,366 million and $1,588 million as of March 31, 2026, and December 31, 2025, respectively. The weighted-average interest rate on AWCC’s outstanding short-term borrowings was approximately 4.07% and 3.89% as of March 31, 2026, and December 31, 2025, respectively. As of March 31, 2026, and December 31, 2025, AWCC had
no
outstanding borrowings under the revolving credit facility and there were no
commercial paper borrowings outstanding with maturities greater than three months.
Presented in the tables below are the aggregate credit facility commitment, commercial paper limit and letter of credit availability under the revolving credit facility, as well as the available capacity for each:

	As of March 31, 2026
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(1,367)	(84)	(1,451)

Remaining availability as of March 31, 2026	$1,233	$66	$1,299

(a)	Total remaining availability of $1.3 billion as of March 31, 2026, was accessible through revolver draws.

	As of December 31, 2025
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(1,590)	(84)	(1,674)

Remaining availability as of December 31, 2025	$1,010	$66	$1,076

(a)	Total remaining availability of $1.1 billion as of December 31, 2025, was accessible through revolver draws.
Presented in the table below is the Company’s total available liquidity as of March 31, 2026, and December 31, 2025, respectively:

	Cash and Cash Equivalents	Availability on Revolving Credit Facility	Total Available Liquidity
Available liquidity as of March 31, 2026	$137	$1,299	$1,436
Available liquidity as of December 31, 2025	$98	$1,076	$1,174